Financial assets, liabilities and financial results (telecom activities) - Net financial debt by currency (Details) - Telecom activities, operating segment [member] - Operating segments [member] - EUR (€)
€ in Millions
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	€ 35,683	€ 34,751	€ 35,229
Financial assets included in the calculation of net financial debt	(10,386)	(10,481)	(11,740)
Net debt by currency before effect of foreign exchange derivatives	25,298
Net financial debt	25,298	€ 24,269	€ 23,489
Euro Member Countries, Euro
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	26,013
Financial assets included in the calculation of net financial debt	(8,115)
Net debt by currency before effect of foreign exchange derivatives	17,898
Effect of foreign exchange derivatives	6,280
Net financial debt	24,178
United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	4,132
Financial assets included in the calculation of net financial debt	(650)
Net debt by currency before effect of foreign exchange derivatives	3,482
Effect of foreign exchange derivatives	(3,630)
Net financial debt	(147)
United Kingdom, Pounds
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	2,900
Financial assets included in the calculation of net financial debt	(102)
Net debt by currency before effect of foreign exchange derivatives	2,798
Effect of foreign exchange derivatives	(2,803)
Net financial debt	(5)
Poland, Zlotych
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	75
Financial assets included in the calculation of net financial debt	(107)
Net debt by currency before effect of foreign exchange derivatives	(32)
Effect of foreign exchange derivatives	887
Net financial debt	856
Egypt, Pounds
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	186
Financial assets included in the calculation of net financial debt	(74)
Net debt by currency before effect of foreign exchange derivatives	112
Net financial debt	112
Jordan, Dinars
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	94
Financial assets included in the calculation of net financial debt	(87)
Net debt by currency before effect of foreign exchange derivatives	8
Net financial debt	8
Morocco, Dirhams
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	465
Financial assets included in the calculation of net financial debt	(72)
Net debt by currency before effect of foreign exchange derivatives	393
Net financial debt	393
Other Currency [Member]
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	1,817
Financial assets included in the calculation of net financial debt	(1,179)
Net debt by currency before effect of foreign exchange derivatives	638
Effect of foreign exchange derivatives	(735)
Net financial debt	€ (96)